Repurchase Agreement - Cost and Maturities of Company's Repurchase Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets Sold under Agreements to Repurchase [Line Items]
Balance of Third Party	$ 52,759	$ 43,508
Average Rate	2.29%	2.35%
Deutsch Bank [Member] | Quarterly Callable [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Balance of Third Party	10,000	10,000
Average Rate	4.28%	4.28%
Maturity	Sep. 05, 2014	Sep. 05, 2014
Merrill Lynch [Member] | Quarterly Callable [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Balance of Third Party	6,000	6,000
Average Rate	4.36%	4.36%
Maturity	Sep. 18, 2016	Sep. 18, 2016
Various Customers [Member] | Overnight [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Balance of Third Party	$ 36,759	$ 27,508
Average Rate	0.99%	1.08%